CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net revenues	¥ 5,332,779	$ 773,180	¥ 8,520,978	¥ 3,819,712
Cost of revenues	(2,974,981)	(431,332)	(4,848,918)	(2,292,153)
Excise tax on products	(52,668)	(7,636)
Gross profit	2,305,130	334,212	3,672,060	1,527,559
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB142,325, RMB48,615 and nil allocated from Relx Inc. ("the former parent") and corporate expenses allocated to Relx Inc. of RMB1,744, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(347,798)	(50,426)	(520,694)	(443,154)
General and administrative expenses (including share-based compensation expenses of RMB593,473, RMB381,977 and nil allocated from Relx Inc. and corporate expenses allocated to Relx Inc. of RMB7,298, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(576,811)	(83,630)	(672,748)	(771,971)
Research and development expenses (including share-based compensation expenses of RMB193,300, RMB43,540 and nil allocated from Relx Inc. and corporate expenses allocated to Relx Inc. of RMB2,931, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(317,110)	(45,977)	(179,913)	(299,285)
Total operating expenses	(1,241,719)	(180,033)	(1,373,355)	(1,514,410)
Income from operations	1,063,411	154,179	2,298,705	13,149
Other income:
Interest income, net	180,729	26,203	72,414	32,407
Investment income	136,531	19,795	94,222	20,352
Others, net	399,641	57,942	194,209	36,523
Income before income tax	1,780,312	258,119	2,659,550	102,431
Income tax expense	(371,580)	(53,874)	(631,426)	(230,532)
Net (loss)/income	1,408,732	204,245	2,028,124	(128,101)
Less: net income/(loss) attributable to noncontrolling interests	(32,487)	(4,710)	3,411
Net (loss)/income attributable to RLX Technology Inc.	1,441,219	208,955	2,024,713	(128,101)
Other comprehensive income/(loss):
Foreign currency translation adjustments	937,428	135,914	(149,188)	141
Unrealized loss on long-term investment securities	(5,425)	(787)
Total other comprehensive income/(loss)	932,003	135,127	(149,188)	141
Total comprehensive (loss)/income	2,340,735	339,372	1,878,936	(127,960)
Less: total comprehensive income/(loss) attributable to noncontrolling interests	(32,487)	(4,710)	3,411
Total comprehensive (loss)/income attributable to RLX Technology Inc.	¥ 2,373,222	$ 344,082	¥ 1,875,525	¥ (127,960)
Net (loss)/income per ordinary share
- Basic | (per share)	¥ 1.092	$ 0.158	¥ 1.445	¥ (0.089)
- Diluted | (per share)	¥ 1.085	$ 0.157	¥ 1.436	¥ (0.089)
Weighted average number of ordinary shares
- Basic	1,319,732,802	1,319,732,802	1,401,371,494	1,436,815,570
- Diluted	1,328,144,092	1,328,144,092	1,409,690,879	1,436,815,570